Patent Finance Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Current and Long-Term Portions of Obligations

The current and long-term portions of these obligations are reflected as follows:

	Gross	Unamortized Discount	Net Carrying Amount
As at December 31, 2015
Patent rights finance obligation, due June 18, 2023	$14,000	$(364)	$13,636
Patent finance obligation, due August 18, 2018	15,277	(933)	14,344
	29,277	(1,297)	27,980
Current portion			(8,085)
			$19,895

	Gross	Unamortized Discount	Net Carrying Amount
As at December 31, 2014
Patent finance obligation, due November 26, 2015	$8,572	$(217)	$8,355
Patent rights finance obligation, due June 18, 2023	18,000	(609)	17,391
Patent finance obligation, due August 18, 2018	20,833	(1,696)	19,137
	47,405	(2,522)	44,883
Current portion			(17,418)
			$27,465

Schedule of Payments Expected	Payments are expected to be as follows:
2016	$8,556
2017	13,556
2018	7,165
$29,277